Transactions with Related Parties, Release from Related Parties Liabilities (Details) $ in Thousands		12 Months Ended
	Mar. 11, 2014 USD ($) Vessel	Dec. 31, 2014 USD ($)
Release from Related Parties Liabilities [Abstract]
Number of vessels to be acquired | Vessel	4
Related parties liabilities released		$ 9,819
Enterprises Shipping and Trading SA and Safbulk Pty Ltd [Member]
Release from Related Parties Liabilities [Abstract]
Related parties liabilities released	$ 9,819